N-4	Jul. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Jul. 31, 2025
Amendment Flag	false
Nationwide Destination All American Gold (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective September 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II

Nationwide Destination All American Gold (2.0) | NationwideVariableInsuranceTrustNVITJPMorganEquityandOptionsTotalReturnFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II
Nationwide Destination Navigator NY (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective September 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II

Nationwide Destination Navigator NY (2.0) | NationwideVariableInsuranceTrustNVITJPMorganEquityandOptionsTotalReturnFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II
Nationwide Destination Navigator (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective September 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II

Nationwide Destination Navigator (2.0) | NationwideVariableInsuranceTrustNVITJPMorganEquityandOptionsTotalReturnFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II
Nationwide Destination B NY (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective September 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II

Nationwide Destination B NY (2.0) | NationwideVariableInsuranceTrustNVITJPMorganEquityandOptionsTotalReturnFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II
Nationwide Destination B (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective September 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II

Nationwide Destination B (2.0) | NationwideVariableInsuranceTrustNVITJPMorganEquityandOptionsTotalReturnFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II